CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue					$ 0	$ 0
Operating expenses:
Consulting expense	$ 360,920	$ 186,770	$ 720,735	$ 313,040	2,832,672	0
General and administrative expense	110,390	41,890	168,171	160,578	320,930	1,114,942
Research and development	89,693	98,861	223,445	127,653	293,709	254,006
Income (loss) from operations	(561,003)	(327,528)	(1,112,351)	(601,271)	(3,447,311)	(1,368,948)
Other income (expense):
Interest income	0	1	3	6	6	41
Change in fair value	201,464	0	640,030	0	470,216	0
Financing costs	0	0	3,000	0
Interest expense	(58,756)	(4,329)	(146,946)	(4,323)	(86,632)	0
Gain (loss) on change in fair value of derivative liabilities			640,030	0	(470,216)	0
Total other income (expense)	142,711	(4,328)	490,087	(4,317)	(556,848)	41
Net income (loss) before income tax					(4,004,153)	(1,368,907)
Income tax					0	0
Net income (loss)	$ (418,294)	$ (331,856)	$ (622,265)	$ (605,594)	$ (4,004,153)	$ (1,368,907)
Net income (loss) per share, basic and diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.12)	$ (0.05)
Weighted average number of shares outstanding, basic and diluted	64,342,645	33,572,695	57,531,414	33,176,663	34,392,716	30,090,416